Goodwill (Details) - Schedule of Changes in Goodwill - USD ($) $ in Thousands	6 Months Ended	9 Months Ended
	Dec. 31, 2023	Sep. 30, 2024
Schedule of Changes in Goodwill [Abstract]
Balance at the beginning of the period	$ 5,828,691	$ 6,105,020
Business combinations adjustments	11,842
Exchange rate variation	264,487	(256,698)
Balance at the end of the period	$ 6,105,020	$ 5,848,322